CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 12,725	$ 17,393	$ 6,997
Other comprehensive Income:
Unrealized gain (loss) on interest rate swap transaction and foreign currency cash flow hedges	(1,048)	(569)	413
Unrealized gain (loss) on pension items, net of taxes (in the amount of ($99), $49 and $249 in the years ended December 31, 2012, 2013 and 2014, respectively)	(451)	(89)	146
Foreign currency translation adjustments	(856)	(803)	(440)
Total other comprehensive income, net of tax	(2,355)	(1,461)	119
Total comprehensive income	$ 10,370	$ 15,932	$ 7,116